Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 71,109	$ 123,464
TOTAL ASSETS	71,109	123,464
CURRENT LIABILITIES
Dividend payable	1,638,463	1,403,988
Accrued liabilities	15,910	15,857
Due to related parties	59,750	59,750
Payable to TV station	1,200,326	1,131,178
Total current liabilities	2,914,449	2,610,773
TOTAL LIABILITIES	2,914,449	2,610,773
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,503 shares issued and outstanding at December 31, 2017 and 2016; liquidation preference of $4,689,503)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2017 and 2016)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(31,078,310)	(30,791,423)
Accumulated other comprehensive income	1,019,837	1,088,981
Total Stockholders' deficit of the Company	(3,922,903)	(3,566,872)
Non-controlling interest	1,079,563	1,079,563
Total stockholders' deficit	(2,843,340)	(2,487,309)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 71,109	$ 123,464